Share based compensation - Options (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Share based compensation
Number of options granted (in shares)	15,343,797	0	21,779,577	5,627,700	4,037,500
Weighted average fair value (in dollars per share)			$ 0.64	$ 0.13	$ 0.12